Summary of Significant Accounting Policies (Recently Issued Accounting Standards) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Overview and Summary of Significant Accounting Policies [Abstract]
Deferred Financing costs to be reclassed and deducted from debt amount	$ 20.5